Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 884	$ 547	$ 977
Work in process	60	270	215
Finished goods	53	60	100
Total inventories	$ 997	$ 877	$ 1,292